Note 13 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Deferred Tax Assets, Net	$ 727,000	$ 529,000
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0